JPMorgan Social Advancement ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Australia — 3.0%
IDP Education Ltd.	16,045	268,889
Stockland, REIT	39,708	112,851
		381,740
Belgium — 1.1%
KBC Group NV	1,763	132,692
Brazil — 1.4%
Raia Drogasil SA	29,128	179,249
China — 2.0%
NXP Semiconductors NV	1,152	256,873
Denmark — 2.5%
Novo Nordisk A/S, Class B	1,991	321,053
France — 3.1%
Vinci SA	3,321	390,043
Germany — 1.8%
adidas AG	1,136	229,341
Hong Kong — 1.2%
AIA Group Ltd.	14,800	148,070
India — 3.3%
Apollo Hospitals Enterprise Ltd.	1,943	122,314
HDFC Bank Ltd.	15,057	302,286
		424,600
Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk. PT	376,200	140,851
Ireland — 2.3%
Kerry Group plc, Class A	1,250	124,188
Kingspan Group plc	2,041	163,818
		288,006
Japan — 6.2%
Katitas Co. Ltd.	5,400	99,326
LITALICO, Inc.	3,100	48,767
Recruit Holdings Co. Ltd.	3,800	131,615
T&D Holdings, Inc.	9,900	160,962
Tokio Marine Holdings, Inc.	5,400	124,173
Tokyo Electron Ltd.	1,500	225,131
		789,974
Mexico — 2.1%
Wal-Mart de Mexico SAB de CV	63,621	265,008
Netherlands — 6.8%
ASML Holding NV	568	406,841
Koninklijke Ahold Delhaize NV	8,075	278,334
NN Group NV	4,854	186,078
		871,253

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Nigeria — 1.0%
Airtel Africa plc (a)	84,262	126,089
Peru — 1.1%
Credicorp Ltd.	909	142,759
Portugal — 1.7%
Jeronimo Martins SGPS SA	7,874	214,376
Puerto Rico — 0.5%
EVERTEC, Inc.	1,737	68,316
South Africa — 0.8%
Vodacom Group Ltd.	15,838	104,579
Switzerland — 1.6%
DSM-Firmenich AG	1,067	117,903
Sika AG (Registered)	274	85,279
		203,182
United Kingdom — 5.9%
AstraZeneca plc	1,122	161,205
RELX plc	13,046	439,086
Taylor Wimpey plc	102,781	150,868
		751,159
United States — 48.3%
AbbVie, Inc.	1,253	187,424
Alphabet, Inc., Class A *	2,907	385,817
Analog Devices, Inc.	842	168,004
Boston Scientific Corp. *	5,329	276,309
Charles Schwab Corp. (The)	2,214	146,345
CSX Corp.	2,844	94,762
Deere & Co.	640	274,944
Dollar General Corp.	537	90,678
DR Horton, Inc.	1,845	234,352
Fiserv, Inc. *	1,134	143,122
Intuit, Inc.	432	221,054
Intuitive Surgical, Inc. *	460	149,224
Lam Research Corp.	244	175,312
Mastercard, Inc., Class A	747	294,527
Microsoft Corp.	2,747	922,772
NIKE, Inc., Class B	1,580	174,416
Pathward Financial, Inc.	1,854	96,334
Roche Holding AG	502	155,646
Skyline Champion Corp. *	2,709	188,709
SLM Corp.	5,463	88,391
Sun Communities, Inc., REIT	1,233	160,660
Thermo Fisher Scientific, Inc.	278	152,527
Union Pacific Corp.	720	167,054
UnitedHealth Group, Inc.	798	404,083
Vertex Pharmaceuticals, Inc. *	681	239,944

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Visa, Inc., Class A	1,075	255,560
Waste Connections, Inc.	2,215	312,692
		6,160,662
Total Common Stocks (Cost $10,670,362)		12,589,875
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c)(Cost $93,921)	93,903	93,922
Total Investments — 99.5% (Cost $10,764,283)		12,683,797
Other Assets Less Liabilities — 0.5%		60,543
NET ASSETS — 100.0%		12,744,340

Percentages indicated are based on net assets.

Abbreviations
PT	Limited liability company
REIT	Real Estate Investment Trust
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	9.7%
Software	9.0
Consumer Staples Distribution & Retail	8.1
Banks	6.4
Financial Services	6.0
Pharmaceuticals	5.0
Insurance	4.9
Household Durables	4.5
Professional Services	4.5
Health Care Providers & Services	4.1
Biotechnology	3.4
Health Care Equipment & Supplies	3.4
Textiles, Apparel & Luxury Goods	3.2
Construction & Engineering	3.1
Interactive Media & Services	3.0
Diversified Consumer Services	2.5
Commercial Services & Supplies	2.5
Machinery	2.2
Ground Transportation	2.1
Wireless Telecommunication Services	1.8
Chemicals	1.6
Building Products	1.3
Residential REITs	1.3
Life Sciences Tools & Services	1.2
Capital Markets	1.1
Food Products	1.0
Others (each less than 1.0%)	2.4
Short-Term Investments	0.7

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$381,740	$—	$381,740
Belgium	—	132,692	—	132,692
Brazil	179,249	—	—	179,249
China	256,873	—	—	256,873
Denmark	—	321,053	—	321,053
France	—	390,043	—	390,043
Germany	—	229,341	—	229,341
Hong Kong	—	148,070	—	148,070

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$—	$424,600	$—	$424,600
Indonesia	—	140,851	—	140,851
Ireland	288,006	—	—	288,006
Japan	—	789,974	—	789,974
Mexico	265,008	—	—	265,008
Netherlands	—	871,253	—	871,253
Nigeria	126,089	—	—	126,089
Peru	142,759	—	—	142,759
Portugal	—	214,376	—	214,376
Puerto Rico	68,316	—	—	68,316
South Africa	—	104,579	—	104,579
Switzerland	117,903	85,279	—	203,182
United Kingdom	—	751,159	—	751,159
United States	6,005,016	155,646	—	6,160,662
Total Common Stocks	7,449,219	5,140,656	—	12,589,875
Short-Term Investments
Investment Companies	93,922	—	—	93,922
Total Investments in Securities	$7,543,141	$5,140,656	$—	$12,683,797
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$421,937	$547,851	$875,865	$(75)	$74	$93,922	93,903	$9,115	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.